Item 1. Report to Shareholders

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
--------------------------------------------------------------------------------

Investor Class

              6 Months        Year
                 Ended       Ended
               6/30/04    12/31/03   12/31/02   12/31/01   12/31/00   12/31/99

NET ASSET VALUE

Beginning
of period      $  10.25   $   9.29   $   7.86   $   8.47   $   9.16   $  10.46

Investment activities

  Net investment
  income (loss)    0.12       0.25       0.25       0.32       0.40       0.37

  Net realized
  and unrealized
  gain (loss)     (0.31)      1.46       1.43      (0.61)     (0.70)     (1.18)

  Total from
  investment
  activities      (0.19)      1.71       1.68      (0.29)     (0.30)     (0.81)

Distributions

  Net investment
  income          (0.12)     (0.25)     (0.25)      --         --        (0.33)

  Net realized
  gain            (0.06)     (0.50)      --         --         --        (0.11)

  Tax return
  of capital       --         --         --        (0.32)     (0.39)     (0.05)

  Total
  distributions   (0.18)     (0.75)     (0.25)     (0.32)     (0.39)     (0.49)


NET ASSET VALUE

End of period  $   9.88   $  10.25   $   9.29   $   7.86   $   8.47   $   9.16
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return^    (1.86)%    18.77%     21.80%    (3.41)%    (3.13)%    (7.86)%

Ratio of total
expenses to
average
net assets         0.89%!    0.91%      0.93%      0.95%      0.91%      0.90%

Ratio of net
investment
income (loss)
to average
net assets         2.46%!    2.58%      3.01%      3.98%      4.76%      3.93%

Portfolio
turnover rate      49.8%!    38.5%     113.9%     107.6%     160.5%+     94.9%

Net assets,
end of period
(in millions)   $  1,351  $  1,306   $  1,058   $    762   $    753   $    779

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

+ Excludes the effect of the acquisition of the T. Rowe Price Global Bond Fund's assets.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
--------------------------------------------------------------------------------

Advisor Class

                      6 Months        Year                             3/31/00
                         Ended       Ended                             Through
                       6/30/04    12/31/03    12/31/02    12/31/01    12/31/00

NET ASSET VALUE

Beginning
of period            $   10.24   $    9.28   $    7.85   $    8.47   $    8.88

  Investment
  activities

  Net investment
  income (loss)           0.12        0.24        0.24        0.31*       0.30*

  Net realized
  and unrealized
  gain (loss)            (0.31)       1.46        1.43       (0.62)      (0.42)

  Total from
  investment
  activities             (0.19)       1.70        1.67       (0.31)      (0.12)

Distributions

  Net investment
  income                 (0.12)      (0.24)      (0.24)       --          --

  Net realized gain      (0.06)      (0.50)                   --          --

  Tax return
  of capital              --          --          --         (0.31)      (0.29)

  Total distributions    (0.18)      (0.74)      (0.24)      (0.31)      (0.29)


NET ASSET VALUE

End of period        $    9.87   $   10.24   $    9.28   $    7.85  $    8.47
                     -----------------------------------------------------------

Ratios/Supplemental Data

Total return^          (1.93)%      18.62%      21.65%     (3.73)%*    (1.29%)*

Ratio of total
expenses to average
net assets               1.03%!      1.06%       1.08%       1.15%*     1.15%*!

Ratio of net
investment
income (loss)
to average
net assets               2.31%!      2.43%       2.82%       3.28%*     4.60%*!

Portfolio
turnover rate            49.8%!      38.5%      113.9%      107.6%     160.5%+

Net assets,
end of period
(in thousands)       $  57,560   $  50,217   $  14,760   $   5,026   $    120


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.15% voluntary expense limitation in effect through 4/30/06.

+ Excludes the effect of the acquisition of the T. Rowe Price Global Bond Fund's assets.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          June 30, 2004


PORTFOLIO OF INVESTMENTS (1)                   $ Par/Shares              Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

AUSTRALIA   0.2%

Government Bonds   0.2%

New South Wales Treasury, 6.00%, 5/1/12          5,070,000                3,517

Total Australia (Cost $3,162)                                             3,517


AUSTRIA   4.5%

Government Bonds   4.5%

Republic of Austria, 3.40%, 10/20/04            12,000,000               14,668

Republic of Austria, 144A, 3.80%, 10/20/13       2,700,000                3,164

Republic of Austria, 4.00%, 7/15/09             16,400,000               20,285

Republic of Austria, 5.50%, 1/15/10             18,750,000               24,781

Total Austria (Cost $54,841)                                             62,898


BELGIUM   2.8%

Government Bonds   2.8%

Kingdom of Belgium, 4.25%, 9/28/13               7,500,000                9,097

Kingdom of Belgium, 6.25%, 3/28/07               8,100,000               10,683

Kingdom of Belgium, 6.50%, 3/31/05              15,600,000               19,591

Total Belgium (Cost $34,646)                                             39,371


CANADA   1.1%

Government Bonds   1.1%

Government of Canada, 5.25%, 6/1/12             11,600,000                8,909

Government of Canada, 5.75%, 6/1/29              8,200,000                6,444

Total Canada (Cost $12,711)                                              15,353


DENMARK   1.4%

Government Bonds   1.4%

Kingdom of Denmark, 6.00%, 11/15/11             19,400,000                3,529

Kingdom of Denmark, 7.00%, 11/10/24             12,000,000                2,473

Kingdom of Denmark, 8.00%, 3/15/06              76,850,000               13,670

Total Denmark (Cost $14,295)                                             19,672

FINLAND   1.7%

Government Bonds   1.7%

Republic of Finland, 5.00%, 7/4/07               4,500,000                5,773

Republic of Finland, 5.00%, 4/25/09             14,000,000               18,091

Total Finland (Cost $19,077)                                             23,864


FRANCE   9.6%

Government Bonds   9.6%

Government of France, 4.00%, 4/25/09            21,470,000               26,645

Government of France, 5.00%, 7/12/05             3,130,000                3,914

Government of France, 5.00%, 1/12/06            26,100,000               32,941

Government of France, 5.00%, 4/25/12            19,800,000               25,562

Government of France, 5.25%, 4/25/08             2,200,000                2,856

Government of France, 5.50%, 4/25/10            10,270,000               13,603

Government of France, 5.50%, 4/25/29             5,000,000                6,574

Government of France, 5.75%, 10/25/32           16,672,000               22,771

Total France (Cost $116,947)                                            134,866


GERMANY   15.8%

Government Bonds   15.8%

Bundesobligation, 5.00%, 8/19/05                43,470,000               54,452

Bundesrepublic, 4.50%, 7/4/09                   37,000,000               46,870

Bundesrepublic, 4.75%, 7/4/08                   14,240,000               18,180

Bundesrepublic, 4.75%, 7/4/28                    5,685,000                6,780

Bundesrepublic, 5.00%, 1/4/12                   21,650,000               27,973

Bundesrepublic, 5.50%, 1/4/31                   19,250,000               25,485

Bundesrepublic, 6.00%, 1/5/06                   19,350,000               24,742

Bundesrepublic, 6.00%, 7/4/07                   14,000,000               18,447

Total Germany (Cost $191,923)                                           222,929


GREECE   4.2%

Government Bonds   4.2%

Hellenic Republic, 2.84%, 8/25/04               16,100,000               19,700

Hellenic Republic, 4.60%, 5/20/13               13,030,000               16,139

Hellenic Republic, 6.00%, 2/19/06                6,000,000                7,685

Hellenic Republic, 6.50%, 1/11/14               11,063,940               15,597

Total Greece (Cost $51,816)                                              59,121


HUNGARY   0.1%

Government Bonds   0.1%

Government of Hungary, 6.25%, 6/12/07          236,150,000                1,027

Total Hungary (Cost $1,036)                                               1,027


IRELAND   0.8%

Government Bonds   0.8%

Republic of Ireland, 4.00%, 4/18/10              3,150,000                3,870

Republic of Ireland, 5.00%, 4/18/13              6,100,000                7,843

Total Ireland (Cost $9,141)                                              11,713


ITALY   9.1%

Government Bonds   9.1%

Republic of Italy, 5.00%, 10/15/07              10,940,000               14,034

Republic of Italy, 5.25%, 8/1/11                 5,400,000                7,045

Republic of Italy, 5.50%, 11/1/10               13,800,000               18,247

Republic of Italy, 6.00%, 11/1/07               33,800,000               44,667

Republic of Italy, 6.00%, 5/1/31                29,400,000               40,739

Republic of Italy, 7.25%, 11/1/26                2,483,653                3,957

Total Italy (Cost $100,524)                                             128,689


JAPAN   11.9%

Government Bonds   11.9%

Government of Japan, 1.00%, 12/20/12         2,432,200,000               21,193

Government of Japan, 1.30%, 6/20/11          4,923,000,000               45,050

Government of Japan, 1.30%, 12/20/13           800,600,000                7,049

Government of Japan, 1.40%, 3/20/12          3,050,000,000               27,779

Government of Japan, 1.70%, 9/20/10          2,431,800,000               23,031

Government of Japan, 1.80%, 9/21/09          2,307,100,000               22,107

Government of Japan, 2.00%, 6/20/22            732,000,000                6,491

Government of Japan, 2.20%, 6/22/20          1,663,000,000               15,433

Total Japan (Cost $163,441)                                             168,133


MEXICO   0.8%

Common Stocks   0.0%

United Mexican States, Series C,
Warrants, 6/1/05 (USD)                           1,334,506                   30

                                                                             30


Government Bonds   0.8%

United Mexican States, 8.00%, 12/7/23          128,000,000                8,245

United Mexican States, 10.50%, 8/24/06          35,450,000                3,197

                                                                         11,442
Total Mexico (Cost $11,786)                                              11,472


NETHERLANDS   3.0%

Government Bonds   3.0%

Government of Netherlands, 5.00%, 7/15/11        6,200,000                7,995

Government of Netherlands, 5.25%, 7/15/08       11,000,000               14,312

Government of Netherlands, 5.50%, 1/15/28          235,000                  310

Government of Netherlands, 7.25%, 10/1/04       15,500,000               19,107

Total Netherlands (Cost $39,653)                                         41,724


POLAND   0.4%

Government Bonds   0.4%

Government of Poland, 8.50%, 11/12/06           21,900,000                6,042

Total Poland (Cost $6,098)                                                6,042


PORTUGAL   3.7%

Government Bonds   3.7%

Republic of Portugal, 3.00%, 7/17/06            28,000,000               34,247

Republic of Portugal, 3.625%, 8/19/04            5,400,000                6,589

Republic of Portugal, 5.15%, 6/15/11             8,275,000               10,743

Total Portugal (Cost $50,287)                                            51,579

SOUTH AFRICA   0.6%

Government Bonds   0.6%

Republic of South Africa,
13.00%, 8/31/10 ss.                             44,900,000                8,223

Total South Africa (Cost $6,857)                                          8,223


SPAIN   4.7%

Government Bonds   4.7%

Kingdom of Spain, 4.95%, 7/30/05                12,350,000               15,448

Kingdom of Spain, 5.75%, 7/30/32                 4,200,000                5,737

Kingdom of Spain, 6.00%, 1/31/08                34,200,000               45,492

Total Spain (Cost $54,868)                                               66,677


SWEDEN   1.0%

Government Bonds   1.0%

Kingdom of Sweden, 5.00%, 1/28/09              100,000,000               13,827

Total Sweden (Cost $11,856)                                              13,827


UNITED KINGDOM   4.7%

Government Bonds   4.7%

United Kingdom Treasury, 4.25%, 6/7/32          18,000,000               29,819

United Kingdom Treasury, 5.00%, 3/7/08           8,540,000               15,465

United Kingdom Treasury, 5.00%, 3/7/12           5,000,000                9,001

United Kingdom Treasury, 5.75%, 12/7/09          5,100,000                9,545

United Kingdom Treasury, 8.50%, 12/7/05          1,250,000                2,382

Total United Kingdom (Cost $59,851)                                      66,212


UNITED STATES   15.6%

Money Market Funds   15.6%

T. Rowe Price Reserve
Investment Fund, 1.16% #                       219,435,406              219,435

Total United States (Cost $219,435)                                     219,435

SECURITIES LENDING COLLATERAL   0.6%

Money Market Pooled Account   0.6%

Investment in money market
pooled account managed by
JP Morgan Chase Bank, London, 1.15% #            8,012,000                8,012

Total Securities Lending
Collateral (Cost $8,012)                                                  8,012


Total Investments in Securities

98.3% of Net Assets (Cost $1,242,263)                           $     1,384,356
                                                                ---------------

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

--------------------------------------------------------------------------------

FORWARD CURRENCY EXCHANGE CONTRACTS

Amounts in (000s)


                                                                     Unrealized
Counterparty      Settlement   Receive             Deliver           Gain (Loss)
------------      ----------   -----------------   ---------------   -----------

Chase             7/21/04      BRL        20,448   USD       6,800   $     (214)

ABN AMRO          7/21/04      USD         6,751   BRL      20,448          165

CSFB              8/17/04      TWD       466,336   USD      14,155         (267)

Chase             8/17/04      USD        14,013   TWD     466,336          125

UBS               8/18/04      AUD         6,958   USD       4,843          (33)

Morgan Stanley    8/18/04      CAD         9,409   USD       6,850          163

Chase             8/18/04      CAD         4,035   USD       2,958           49

State Street      8/18/04      CAD        15,740   USD      11,517          215

Morgan Stanley    8/18/04      CZK        58,664   USD       2,230            5

Chase             8/18/04      DKK        11,157   USD       1,831           (4)

ABN AMRO          8/18/04      GBP         9,661   USD      17,321          119

Chase             8/18/04      GBP           851   USD       1,549          (14)

State Street      8/18/04      HUF       583,946   USD       2,737           59

ABN AMRO          8/18/04      JPY        23,424   EUR     173,017        4,089

UBS               8/18/04      JPY    11,255,781   USD     100,140        3,005

Chase             8/18/04      JPY     1,742,450   USD      15,831          136

Chase             8/18/04      KRW    14,711,347   USD      12,433          252

State Street      8/18/04      MXN        24,971   USD       2,153           (5)

ABN AMRO          8/18/04      PLN        26,401   USD       5,658          203

Citibank          8/18/04      PLN       107,266   USD      27,644        1,155

UBS               8/18/04      SEK       333,498   USD      44,014          257

CSFB              8/18/04      SGD         6,540   USD       3,813          (11)

State Street      8/18/04      USD         2,497   CAD       3,425          (56)

State Street      8/18/04      USD         2,973   DKK      18,350          (32)

Chase             8/18/04      USD        24,027   EUR      19,855         (137)

State Street      8/18/04      USD         5,954   EUR       4,840           63

State Street      8/18/04      USD         8,639   MXN      99,337           96

Chase             8/18/04      ZAR         2,113   SEK      15,817           13

State Street      8/18/04      ZAR        14,352   USD       2,130          156


Net unrealized gain (loss) on open
forward currency exchange contracts                                    $  9,552
                                                                       --------

 (1) Denominated in currency of country of incorporation unless otherwise noted

   #    Seven-day yield

 ss.    All or a portion of this security is on loan at June 30, 2004 - See
        Note 2

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total value of such securities at period-end amounts to $3,164 and represents 0.2% of net assets

 AUD    Australian dollar

 BRL    Brazilian real

 CAD    Canadian dollar

 CZK    Czech koruna

 DKK    Danish krone

 EUR    Euro

 GBP    British pound

 HUF    Hungarian forint

 JPY    Japanese yen

 KRW    South Korean won

 MXN    Mexican peso

 PLN    Polish zloty

 SEK    Swedish krona

 SGD    Singapore dollar

 TWD    Taiwan dollar

 USD    U.S. dollar

 ZAR    South African rand

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004


STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $1,242,263)      $          1,384,356

Other assets                                                             40,237

Total assets                                                          1,424,593

Liabilities

Total liabilities                                                        16,183

NET ASSETS                                                 $          1,408,410
                                                           --------------------

Net Assets Consist of:
Undistributed net realized gain (loss)                     $             (7,359)

Net unrealized gain (loss)                                              151,762

Paid-in-capital applicable to 142,590,586 shares of
$0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                    1,264,007

NET ASSETS                                                 $          1,408,410
                                                           --------------------

NET ASSET VALUE PER SHARE

Investor Class
($1,350,850,962/136,756,551 shares outstanding)            $               9.88
                                                           --------------------

Advisor Class
($57,559,506/5,834,035 shares outstanding)                 $               9.87
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

Income

  Interest                                                  $            22,294

  Dividend                                                                  956

  Securities lending                                                         19

  Total income                                                           23,269

Expenses

  Investment management                                                   4,625

  Shareholder servicing

    Investor Class                                                        1,119

    Advisor Class                                                            11

  Custody and accounting                                                    272

  Rule 12b-1 fees - Advisor Class                                            65

  Registration                                                               60

  Prospectus and shareholder reports

    Investor Class                                                           52

    Advisor Class                                                             4

  Legal and audit                                                            15

  Directors                                                                   3

  Miscellaneous                                                               4

  Total expenses                                                          6,230

Net investment income (loss)                                             17,039

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             32,384

  Futures                                                                    18

  Foreign currency transactions                                         (11,233)

  Net realized gain (loss)                                               21,169


Change in net unrealized gain (loss)

  Securities                                                            (77,682)

  Futures                                                                     7

  Other assets and liabilities
  denominated in foreign currencies                                      11,319

  Change in net unrealized gain (loss)                                  (66,356)

Net realized and unrealized gain (loss)                                 (45,187)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                      $           (28,148)
                                                            --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $        17,039      $        30,980

  Net realized gain (loss)                          21,169               55,048

  Change in net unrealized gain (loss)             (66,356)             123,718

  Increase (decrease) in net
  assets from operations                           (28,148)             209,746

Distributions to shareholders

  Net investment income

    Investor Class                                 (16,442)             (30,305)

    Advisor Class                                     (604)                (668)

  Net realized gain

    Investor Class                                  (7,796)             (61,184)

    Advisor Class                                     (299)              (2,235)

  Decrease in net assets from distributions        (25,141)             (94,392)

Capital share transactions *

  Shares sold

    Investor Class                                 234,046              412,857

    Advisor Class                                   19,818               42,114

  Distributions reinvested

    Investor Class                                  22,553               86,713

    Advisor Class                                      837                2,656

  Shares redeemed

    Investor Class                                (160,638)            (364,191)

    Advisor Class                                  (11,451)             (11,647)

Increase (decrease) in net assets from
capital share transactions                         105,165              168,502

Net Assets

Increase (decrease) during period                   51,876              283,856

Beginning of period                              1,356,534            1,072,678

End of period                              $     1,408,410      $     1,356,534
                                           ---------------      ---------------

(Including undistributed net investment
income of $0 at 6/30/04 and $7 at 12/31/03)

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03

*Share information

  Shares sold

    Investor Class                                  23,159               42,028

    Advisor Class                                    1,974                4,214

  Distributions reinvested

    Investor Class                                   2,229                8,617

    Advisor Class                                       83                  263

  Shares redeemed

    Investor Class                                 (16,038)             (37,148)

    Advisor Class                                   (1,127)              (1,164)

  Increase (decrease) in shares outstanding         10,280               16,810

The accompanying notes are an integral part of these financial statements.

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                       June 30, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide high current income and capital appreciation by investing primarily in high-quality, nondollar-denominated bonds outside the U.S. The fund has two classes of shares: the International Bond Fund original share class, referred to in this report as the Investor Class, offered since September 10, 1986, and International Bond Fund--Advisor Class (Advisor Class), offered since March 31, 2000. Advisor Class shares are sold only through brokers and other financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
The Advisor Class pays distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the rela-tive daily net assets of each class's settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class's outstanding shares.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Redemption Fees
A 2% fee is assessed on redemptions of Investor Class and Advisor Class fund shares held less than 90 days to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and have the primary effect of increasing paid-in capital.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on forward currency exchange contracts are included in other assets and other liabilities, respectively, and in the change in net realized gains or losses in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts
During the six months ended June 30, 2004, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
During the six months ended June 30, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instru-ment at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2004, the value of loaned securities was $7,326,000; aggregate collateral consisted of $8,012,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $260,984,000 and $255,063,000, respectively, for the six months ended June 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

At June 30, 2004, the cost of investments for federal income tax purposes was $1,242,263,000. Net unrealized gain aggregated $151,762,000 at period-end, of which $157,610,000 related to appreciated investments and $5,848,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At June 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $764,000.

The Advisor Class is also subject to a contractual expense limitation through April 30, 2006. During the limitation period, the manager is required to waive its management fee and reimburse the class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.15%. Through April 30, 2008, the class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation. For the six months ended
June 30, 2004, the Advisor Class operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. Expenses incurred pursuant to these service agreements totaled $359,000 for the six months ended June 30, 2004, of which $140,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2004, the fund was allocated $610,000 of Spectrum Funds' expenses, of which $397,000 related to services provided by Price and $194,000 was payable at period-end. At June 30, 2004, approximately 43.1% of the outstanding shares of the Investor Class were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $956,000.

T. Rowe Price International Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price International Bond fund Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price International Funds, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004